Principal Accounting Policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2020
Computer software
Intangible assets
Estimated useful lives	5 years
Licensed copyrights of reading content
Intangible assets
Estimated useful lives	Lesser of the licensed period or 5 years
Trademark and Domain name
Intangible assets
Estimated useful lives	10 years
Audio content
Intangible assets
Estimated useful lives	Lesser of the licensed period or 5 years
License and licensed games
Intangible assets
Estimated useful lives	Estimated life cycle